Consolidated Balance Sheets Detail (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Intangible assets
Cost	$ 4,614	$ 2,667
Accumulated Amortization	1,328	869
Net Book Value	3,286	1,798
Acquired Technology [Member]
Intangible assets
Cost	397	321
Accumulated Amortization	182	125
Net Book Value	215	196
Intellectual Property [Member]
Intangible assets
Cost	4,217	2,346
Accumulated Amortization	1,146	744
Net Book Value	$ 3,071	$ 1,602